Debt and Lease Arrangements - Schedule of Future Minimum Lease Payments for Finance and Operating Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Finance leases, Future minimum lease payments	$ 25,563	$ 24,225
Finance leases Interest	10,039	9,366
Finance leases, Present value of future minimum lease payments	15,524	14,859
Operating leases Future minimum lease payments	23,469	25,998
Less than 1 Year [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Finance leases, Future minimum lease payments	2,274	2,193
Finance leases Interest	1,190	1,070
Finance leases, Present value of future minimum lease payments	1,084	1,123
Operating leases Future minimum lease payments	4,793	4,805
Between 1 and 5 Years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Finance leases, Future minimum lease payments	8,246	7,727
Finance leases Interest	3,887	3,265
Finance leases, Present value of future minimum lease payments	4,359	4,462
Operating leases Future minimum lease payments	12,961	13,979
5 years and Later [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Finance leases, Future minimum lease payments	15,043	14,305
Finance leases Interest	4,962	5,031
Finance leases, Present value of future minimum lease payments	10,081	9,274
Operating leases Future minimum lease payments	$ 5,715	$ 7,214